           CRANBROOK FUNDS
          CONSISTING OF THE
      CRANBROOK MONEY MARKET FUND
                  AND
         CRANBROOK TREASURY FUND
         -----------------------
    ANNUAL REPORT TO SHAREHOLDERS
           OCTOBER 31, 1995
         -----------------------
     INVESTMENT ADVISOR AND PORTFOLIO
                 MANAGER:
    Cranbrook Capital Management, Inc.
    CRANBROOK CAPITAL MANAGEMENT LOGO
         -----------------------
      ADMINISTRATOR, UNDERWRITER AND
               DISTRIBUTOR:

         FIRST OF MICHIGAN LOGO
         -----------------------
               CUSTODIAN:
              NBD BANK LOGO
                 NBD Bank
          Detroit, Michigan 48226
          -----------------------
       Principal Office of the Trust:
     100 Renaissance Center/25th Floor
          Detroit, Michigan 48243
          -----------------------
This report is not to be distributed unless
    preceded or accompanied by a prospectus.
          -----------------------

 Phone Number of the Trust (313) 259-4321
 24 Hour Yield Information (800) 482-2417
 Outside of Michigan (800) 521-1098
 Purchase and Redemption Orders:
 Outside of Michigan (800) 521-1264
 Within Michigan (800) 482-2560

Dear Shareholder,
We are pleased to present this
annual report of the Cranbrook
Funds as of October 31, 1995.
As of October 31, 1995, the
Cranbrook Money Market Fund had
net assets of approximately $413
million; a 19% increase since
March 1, 1995 (date of
inception). In addition, the
Cranbrook Treasury Fund had net
assets of approximately $58
million as of October 31, 1995,
which is an increase of 23% since
March 1, 1995 (date of
inception).

For the eight months ended
October 31, 1995, the Money
Market Fund had a net annualized
yield of 5.36% and the Treasury
Fund had a net annualized yield
of 5.20%.

We thank you for your continued
confidence in the Cranbrook Funds
and we hope you are pleased with
the investment results.


CONRAD W. KOSKI
President

December 20, 1995

                               CRANBROOK FUNDS
                         CRANBROOK MONEY MARKET FUND
                     STATEMENT OF ASSETS AND LIABILITIES

              OCTOBER 31, 1995

ASSETS:
Investments, at amortized cost
  (Notes 2 and 4):
  Repurchase agreements...................  $ 73,845,000
  Other (cost $336,920,285)...............   337,571,672
                                            ------------
    Total investments.....................  $411,416,672
Cash......................................         5,672
Interest receivable.......................     1,884,118
Prepaid expenses..........................        34,852
                                            ------------
    Total assets                            $413,341,314
                                            ------------
LIABILITIES (NOTE 3):
Accrued administrator fee.................  $     85,877
Accrued investment advisor fee............        77,289
Accrued transfer and dividend disbursing
  fees....................................        28,704
Accounts payable and accrued expenses.....        38,081
Dividends payable.........................       292,888
                                            ------------
    Total liabilities.....................  $    522,839
                                            ------------
    Total net assets......................  $412,818,475
                                             ===========
NET ASSETS:
Shares of beneficial interest, an
  unlimited number of shares authorized,
  412,818,475 shares outstanding, par
  value $.10 per share....................  $ 41,281,848
Additional paid-in capital................   371,536,627
                                            ------------
    Total net assets......................  $412,818,475
                                             ===========
NET ASSET VALUE:
Offering and redemption price per share on
  412,818,475 shares of beneficial
  interest outstanding....................         $1.00
                                             ===========

                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                  FOR THE EIGHT MONTHS ENDED OCTOBER 31, 1995

TOTAL INVESTMENT INCOME (NOTE 2)............ $15,248,879
                                             -----------
EXPENSES (NOTES 2 AND 3):
Administrator fee........................... $   634,209
Investment advisor fee......................     570,788
Transfer and dividend disbursing fees.......     280,035
Custodial fees..............................      85,412
Insurance...................................      57,842
Postage and printing........................      29,850
Registration and filing fees................      28,856
Professional fees...........................      24,376
Other.......................................      28,068
                                             -----------
  Total expenses............................ $ 1,739,436
                                             -----------
NET INVESTMENT INCOME....................... $13,509,443
                                              ==========
RATIO OF TOTAL EXPENSES TO TOTAL INVESTMENT
  INCOME....................................       11.41%
                                              ==========



                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    EIGHT MONTHS
                                                                        ENDED
                                                                  OCTOBER 31, 1995
                                                                  -----------------
FROM OPERATIONS:
  Net investment income........................................    $    13,509,443
  Dividends declared (Note 2)..................................        (13,509,443)
                                                                  ----------------
    Change in net assets from operations.......................    $     --
                                                                  ----------------
FROM SHARE TRANSACTIONS (at $1.00 per share):
  Proceeds from sale of shares.................................    $ 1,133,540,267
  Asset value of shares issued in reinvestment of dividends....         13,312,245
                                                                  ----------------
                                                                   $ 1,146,852,512
  Payments for shares redeemed.................................       (734,034,037)
                                                                  ----------------
    Change in net assets from share transactions...............    $   412,818,475
                                                                  ----------------
NET CHANGE IN NET ASSETS.......................................    $   412,818,475
NET ASSETS:
  Beginning of period..........................................          --
                                                                  ----------------
  End of period................................................    $   412,818,475
                                                                  ================

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                  SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1995

                                                       AMORTIZED
PRINCIPAL                                                 COST
  AMOUNT                AGENCIES -- 4.14%               (NOTE 2)
----------                                            ------------
 8,050,000   Student Loan Marketing Assoc.,
              Floating Rate Note,
              6.13%, due 5/1/96.....................  $  8,069,332
 3,000,000   Federal Home Loan Mortgage Corp.,
              Floating Rate Note,
              6.20%, due 6/7/96.....................     3,005,238
 5,950,000   Federal Home Loan Mortgage Corp.,
              5.80%, due 7/25/96....................     5,947,911
                                                      ------------
                                                      $ 17,022,481
                                                      ------------
                 CERTIFICATES OF DEPOSIT -- 7.29%
 5,000,000   National Bank of Detroit,
              5.73%, due 11/20/95...................  $  5,000,000
 5,000,000   Huntington Bank,
              5.80%, due 11/27/95...................     4,999,996
 5,000,000   Standard Federal Bank,
              6.10%, due 12/6/95....................     5,000,000
 5,000,000   Bayerische Hypotheken Bank,
              5.81%, due 1/18/96....................     5,000,310
 5,000,000   Dresdner Bank AG,
              7.00%, due 2/5/96.....................     5,000,000
 5,000,000   Standard Federal Bank,
              6.10%, due 3/12/96....................     5,000,000
                                                      ------------
                                                      $ 30,000,306
                                                      ------------
                          COMMERCIAL PAPER -- 30.77%
 5,000,000   International Nederlander Funding
              Corp.,
              5.75%, due 11/6/95....................  $  4,996,007
 4,100,000   Hyundai Motor Finance Co.,
              5.77%, due 11/18/95...................     4,095,400
 3,790,000   Franklin Resources Inc.,
              5.75%, due 11/10/95...................     3,784,561
 5,000,000   Franklin Resources Inc.,
              5.75%, due 11/10/95...................     4,992,812
 7,500,000   Echlin Inc.,
              5.75%, due 11/14/95...................     7,484,427
 5,000,000   Explorer Pipeline Inc.,
              5.77%, due 11/20/95...................     4,984,774
 5,000,000   American Trading & Production Corp.,
              5.74%, due 11/21/95...................     4,984,056
 6,000,000   Island Finance Norwest,
              5.74%, due 11/21/95...................     5,980,867
13,356,000   Allomon Funding Corp.,
              5.75%, due 11/27/95...................    13,300,144
 5,000,000   National Bank of Canada,
              5.71%, due 11/27/95...................     4,979,380
 5,000,000   Allomon Funding Corp.,
              5.75%, due 12/4/95....................     4,973,646
 4,000,000   Associates Corp. of North America,
              5.70%, due 12/4/95....................     3,979,100
10,000,000   Franklin Resources Inc.,
              5.75%, due 12/7/95....................     9,942,500
 5,000,000   Cofco Credit Co.,
              5.62%, due 12/11/95...................     4,968,778
 8,580,000   Echlin Inc.,
              5.72%, due 12/11/95...................     8,525,469
 5,000,000   International Nederlander Funding
              Corp.,
              5.69%, due 12/11/95...................     4,968,389
 5,000,000   International Nederlander Funding
              Corp.,
              5.72%, due 12/15/95...................     4,965,044
 5,000,000   Cofco Credit Co.,
              5.74%, due 12/18/95...................     4,962,531
 5,000,000   National Bank of Canada,
              5.70%, due 12/18/95...................     4,962,792
 5,000,000   Hanson Finance PLC,
              5.63%, due 1/12/96....................     4,943,700
 5,000,000   National Bank of Canada,
              5.78%, due 1/22/96....................     4,934,172
 5,000,000   National Bank of Canada,
              5.56%, due 3/4/96.....................     4,904,244
                                                      ------------
                                                      $126,612,793
                                                      ------------

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                  SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1995
                                  (CONTINUED)

                                                   AMORTIZED
PRINCIPAL                                             COST
  AMOUNT       REPURCHASE AGREEMENTS -- 17.95%      (NOTE 2)
----------                                        ------------
13,915,000   First Chicago Capital Corporation,
              5.98%, due 11/1/95 (secured by
              Transamerica Corporation
              commercial paper due 12/8/95, held
              at Chemical Bank, NY).............  $ 13,915,000
13,225,000   First Chicago Capital Corporation,
              5.98%, due 11/1/95 (secured by
              Island Finance commercial paper
              due 12/4/95, held at Chemical
              Bank, NY).........................    13,225,000
 6,705,000   First Chicago Capital Corporation,
              5.98%, due 11/1/95 (secured by
              Equitable Resources Inc.
              commercial paper due 11/16/95,
              held at Chemical Bank, NY)........     6,705,000
40,000,000   Greenwich Capital Corporation,
              5.77%, due 11/2/95 (secured by
              various U.S. Government Agency
              securities ranging in maturity
              from 11/5/95 to 11/5/25 at various
              interest rates ranging from 0.00%
              to 15.00%, all held at Chemical
              Bank, NY).........................    40,000,000
                                                  ------------
                                                  $ 73,845,000
                                                  ------------
                 BANKERS ACCEPTANCES -- 2.88%
 6,000,000   First National Bank of Chicago,
              5.70%, due 11/27/95...............  $  5,975,300
 6,000,000   American Express,
              5.61%, due 3/8/96.................     5,880,320
                                                  ------------
                                                  $ 11,855,620
                                                  ------------
                           TIME DEPOSITS -- 21.17%
 7,500,000   Banc One of Dayton,
              5.95%, due 1/2/96.................  $  7,500,000
10,000,000   Bayerische Landesbank,
              5.95%, due 1/2/96.................    10,000,000
10,000,000   Morgan Guaranty Trust,
              6.07%, due 1/3/96.................    10,000,000
11,500,000   Boatmans Credit Card Bank
              of New Mexico,
              Floating Rate Note,
              5.70%, due 1/26/96................    11,498,570
10,000,000   Norwest Corp.,
              Floating Rate Note,
              5.88%, due 5/23/96................    10,000,000
10,000,000   First Bank System,
              Floating Rate Note,
              5.88%, due 6/3/96.................    10,000,000
10,000,000   Banc One of Columbus,
              6.00%, due 9/12/96................    10,000,000
 8,000,000   Society National Bank of Cleveland,
              6.88%, due 10/15/96...............     8,080,838
10,000,000   American Express Centurion Bank,
              5.95%, due 10/25/96...............    10,000,000
                                                  ------------
                                                  $ 87,079,408
                                                  ------------
                         MEDIUM TERM NOTES -- 15.80%
 3,300,000   Ford Motor Credit Co.,
              6.13%, due 12/1/95................  $  3,300,326
 5,000,000   General Electric Capital Corp.,
              4.40%, due 12/7/95................     4,992,543
 4,000,000   Hanson Overseas,
              5.50%, due 1/15/96................     3,994,950
 6,100,000   Anaheim, CA., Credit Suisse,
              5.90%, due 2/1/96.................     6,100,000
 5,000,000   General Electric Capital Corp.,
              6.95%, due 3/1/96.................     5,013,126
 5,000,000   Household Finance Corp.,
              6.91%, due 3/19/96................     5,014,126
 4,000,000   Sears Euro Accounts,
              8.75%, due 4/15/96................     4,046,634
 4,900,000   Dean Witter Discover,
              6.26%, due 4/30/96................     4,900,000
 4,000,000   AT&T Capital Corp.,
              Floating Rate Note,
              5.55%, due 5/24/96................     3,992,821
10,000,000   Merrill Lynch,
              Floating Rate Note,
              5.88%, due 7/12/96................    10,000,000
 5,000,000   General Electric Credit Corp.,
              5.68%, due 9/12/96................     4,996,602
 3,640,073   Case Equipment Loan Trust,
              5.83%, due 9/15/96................     3,640,073
 5,000,000   Dean Witter Discover,
              Floating Rate Note,
              6.08%, due 11/15/96...............     5,009,863
                                                  ------------
                                                  $ 65,001,064
                                                  ------------
             Total Investments..................  $411,416,672
                                                  ============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

ASSETS:
Investments, at amortized cost
(Notes 2 and 4):
  Repurchase agreements....................  $20,626,000
  Other (cost $37,016,196).................   37,292,218
                                             -----------
    Total investments......................  $57,918,218
Cash.......................................        1,860
Interest receivable........................      103,674
Prepaid expenses...........................       14,830
                                             -----------
    Total assets...........................  $58,038,582
                                             -----------
LIABILITIES (NOTE 3):
Accrued administrator fee..................  $    12,133
Accrued investment advisor fee.............       10,920
Accrued transfer and dividend disbursing
  fees.....................................        1,855
Accounts payable and accrued expenses......       11,140
Dividends payable..........................       39,202
                                             -----------
    Total liabilities......................  $    75,250
                                             -----------
    Total net assets.......................  $57,963,332
                                              ==========
NET ASSETS:
Shares of beneficial interest, an unlimited
  number of shares authorized, 57,963,332
  shares outstanding, par value $.10 per
  share....................................  $ 5,796,333
Additional paid-in capital.................   52,166,999
                                             -----------
    Total net assets.......................  $57,963,332
                                              ==========
NET ASSET VALUE:
Offering and redemption price per share on
  57,963,332 shares of beneficial interest
  outstanding..............................        $1.00
                                              ==========

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                            STATEMENT OF OPERATIONS
                  FOR THE EIGHT MONTHS ENDED OCTOBER 31, 1995

TOTAL INVESTMENT INCOME (NOTE 2)............  $2,321,070
                                              ----------
EXPENSES (NOTES 2 AND 3):
Administrator fee...........................  $   98,976
Investment advisor fee......................      89,078
Custodial fees..............................      63,177
Transfer and dividend disbursing fees.......      17,874
Other.......................................       5,098
                                              ----------
  Total expenses............................  $  274,203
                                              ----------
NET INVESTMENT INCOME.......................  $2,046,867
                                               =========
RATIO OF TOTAL EXPENSES TO TOTAL
  INVESTMENT INCOME.........................       11.81%
                                               =========

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      EIGHT MONTHS
                                                                         ENDED
                                                                    OCTOBER 31, 1995
                                                                    ----------------
FROM OPERATIONS:
  Net investment income...........................................   $    2,046,867
  Dividends declared (Note 2).....................................       (2,046,867)
                                                                    ---------------
    Change in net assets from operations..........................   $     --
                                                                    ---------------
FROM SHARE TRANSACTIONS (at $1.00 per share):
  Proceeds from sale of shares....................................   $  178,869,473
  Asset value of shares issued in reinvestment of dividends.......        2,041,690
                                                                    ---------------
                                                                     $  180,911,163
  Payments for shares redeemed....................................     (122,947,831)
                                                                    ---------------
    Change in net assets from share transactions..................   $   57,963,332
                                                                    ---------------
NET CHANGE IN NET ASSETS..........................................   $   57,963,332
NET ASSETS:
  Beginning of period.............................................         --
                                                                    ---------------
  End of period...................................................   $   57,963,332
                                                                    ===============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 1995

                                                                                           AMORTIZED
 PRINCIPAL                                                                                    COST
  AMOUNT                        U.S. GOVERNMENT OBLIGATIONS -- 64.39%                       (NOTE 2)
-----------                                                                               ------------
 10,000,000    U.S. Treasury Bill,
                5.07%, due 11/24/95...................................................    $  9,965,724
  5,000,000    U.S. Treasury Bill,
                5.17%, due 12/14/95...................................................       4,968,526
  2,500,000    U.S. Treasury Bill,
                5.26%, due 1/4/96.....................................................       2,476,089
  5,000,000    U.S. Treasury Note,
                4.00%, due 1/31/96....................................................       4,979,201
  5,000,000    U.S. Treasury Bill,
                5.30%, due 2/8/96.....................................................       4,926,369
  5,000,000    U.S. Treasury Note,
                4.63%, due 2/15/96....................................................       4,984,498
  5,000,000    U.S. Treasury Note,
                5.50%, due 4/30/96....................................................       4,991,810
                                                                                          ------------
                                                                                          $ 37,292,218
                                                                                          ------------
                                REPURCHASE AGREEMENTS -- 35.61%
  5,600,000    Greenich Capital Corp. Tri Party,
                5.90%, due 11/1/95 (secured by various U.S. Treasuries ranging in interest rates from 0.00% to 15.00% with maturities from 11/5/95 to
                11/1/25, all held at Chemical Bank, NY)...............................    $  5,600,000
  5,600,000    Daiwa Tri Party,
                5.875%, due 11/1/95 (secured by various U.S. Treasuries ranging in interest rates from 0.00% to 15.00% with maturities from 11/5/95 to
                11/1/25, all held at Bank of New York)................................       5,600,000
  4,426,000    Merrill Lynch Tri Party,
                5.82%, due 11/1/95 (secured by various U.S. Treasuries ranging in interest rates from 0.00% to 15.00% with maturities from 11/5/95 to
                11/1/25, all held at Chemical Bank, NY)...............................       4,426,000
  5,000,000    Lehman Brothers Tri Party,
                5.85%, due 11/1/95 (secured by GNMA 8.5%, due 3/15/22, held at
                Chemical Bank, NY)....................................................       5,000,000
                                                                                          ------------
                                                                                          $ 20,626,000
                                                                                          ------------
                Total Investments......................................................   $ 57,918,218
                                                                                          ============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995
(1) ORGANIZATION
     Cranbrook Money Market Fund (the "Money Market Portfolio") and Cranbrook Treasury Fund (the "Treasury Portfolio") (collectively, the "Portfolios") are separate series of Cranbrook Funds (the "Fund"), which is an unincorporated business trust organized under Massachusetts law on November 30, 1994 and which commenced operations on March 1, 1995. Each Portfolio of the Fund is an open-end, diversified management investment company and the Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

(2) SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Fund.

     Investments
     Each Fund utilizes the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value, which is determined based upon quoted market prices or dealer quotes.

     Investment security purchases and sales are accounted for on a trade date basis.

     The Fund invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk conducts business. The investment advisor, Cranbrook Capital Management Inc. (CCM), acting under the supervision of the Trustees, has established the following additional policies and procedures relating to the Fund's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by CCM to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by the Fund or its agent unless collateral is presented or acknowledged by a Federal Reserve book entry.

     Investment Income
     Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount.

     Federal Income Taxes
     It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

     Shareholder Dividends
     On each business day the New York Stock Exchange is open, each Fund's net investment income is declared at the close of the Exchange as a daily dividend to shareholders of record prior to such close.
     Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (1) accrued interest income plus or minus amortized purchase discount or premium,
(2) plus or minus all realized gains and losses on disposition of Fund assets and (3) minus accrued expenses allocated to that Fund. Expenses of the Fund are accrued daily.

                                CRANBROOK FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995
                                  (CONTINUED)

     Expenses

     Expenses (including management fees -- see Note 3) are charged to income daily as a percentage of the respective Fund's net assets. The following is a summary of expense rates in effect during the period:

                          MONEY MARKET FUND      GOVERNMENT FUND
       EFFECTIVE DATE        ANNUAL RATE           ANNUAL RATE
       --------------     ------------------    -----------------
       March 1                  .655%                 .675%
       June 9                   .705%                 .705%

     The Fund monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

(3) TRANSACTIONS WITH AFFILIATES

     First of Michigan Corporation (FoM) is the Administrator of the Fund and underwriter and distributor of its shares. Pursuant to the Administration and Distribution Agreement dated December 15, 1994, the Fund pays FoM a fee for services performed and facilities furnished by FoM. Fees are computed daily and payable monthly at an annual rate of .25% of the Fund's first $500 million of average net assets; .225% of the next $500 million of average net assets; and
 .20% of average net assets in excess of $1 billion.
     CCM is the investment advisor and portfolio manager pursuant to the Advisory Agreement dated December 15, 1994. For such services the Fund pays CCM a fee, computed daily and payable monthly, at an annual rate of .225% of the Fund's first $500 million of average net assets; and .20% of average net assets in excess of $500 million.
     Certain states in which shares of the Fund are offered may impose an expense limitation based upon net assets. CCM and FoM have agreed that they will each reimburse the Fund in equal amounts such portions of the above fees as may be required to satisfy any expense limitations imposed. No such reimbursement was required for the eight months ended October 31, 1995.
     Pursuant to the foregoing arrangements, for the eight months ended October 31, 1995, FoM earned $634,209 and $98,976 and CCM earned $570,788 and $89,078 in fees for the Money Market Fund and the Treasury Fund, respectively, under the Administration and Distribution Agreement and Advisory Agreement.
     FoM was also compensated for its services as the Fund's Transfer and Dividend Distribution Agent and NBD Bank ("NBD") was compensated for its services as the Fund's Custodian. FoM and NBD are also reimbursed for certain out of pocket expenses incurred on behalf of the Fund. For the eight months ended October 31, 1995, the Money Market Fund and the Treasury Fund incurred expenses of $367,165 and $81,355, respectively, for the above service fees and out of pocket expenses of FoM and NBD.
     Certain officers and Trustees of the Fund are also officers of FoM.

                                CRANBROOK FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995
                                  (CONTINUED)

(4) INVESTMENT SECURITIES TRANSACTIONS

     Purchases and sales (including maturities) of investment securities, including repurchase agreements, during the period aggregated $10,298,619,167 and $10,228,313,800 respectively, for the Money Market Fund and $3,774,463,022 and $3,764,573,653, respectively, for the Treasury Fund.
                            ------------------------

                              FINANCIAL HIGHLIGHTS

     The financial highlights presents a per share analysis of net investment income and distributions from net investment income for the Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Funds and other information for the period presented.

                                                                       MONEY MARKET FUND
                                                                       -----------------
                                                                         EIGHT MONTHS
                                                                             ENDED
                                                                       OCTOBER 31, 1995
                                                                       -----------------
Net investment income...............................................     $      0.0357
Distributions from net investment income............................     $     (0.0357)
Net Asset Value per share at beginning and end of period............     $        1.00
Total Return........................................................              5.37%(a)
Net assets, end of period...........................................     $ 412,818,475
Ratios to average net assets:
  Net investment income.............................................              5.36%(a)
  Expenses..........................................................              0.69%(a)

                                                                         TREASURY FUND
                                                                       -----------------
                                                                         EIGHT MONTHS
                                                                             ENDED
                                                                       OCTOBER 31, 1995
                                                                       -----------------
Net investment income...............................................     $      0.0347
Distributions from net investment income............................     $     (0.0347)
Net Asset Value per share at beginning and end of period............     $        1.00
Total Return........................................................              5.20%(a)
Net assets, end of period...........................................     $  57,963,332
Ratios to average net assets:
  Net investment income.............................................              5.20%(a)
  Expenses..........................................................              0.70%(a)

-------------------------

(a) Annualized for periods less than one year.

                         REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES AND SHAREHOLDERS OF CRANBROOK FUNDS

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Cranbrook Funds, comprised of the Cranbrook Money Market Fund and the Cranbrook Treasury Fund, as of October 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprised of the Cranbrook Funds as of October 31, 1995 and the results of their operations and the changes in their net assets and the financial highlights for the period referred to above in conformity with generally accepted accounting principles.


                                                           ERNST & YOUNG LLP

Detroit, Michigan,
December 1, 1995

                                      LOGO

                                    MEMBERS:
                         New York Stock Exchange, Inc.

                               EXECUTIVE OFFICES

DETROIT, MI 48243-1182
100 Renaissance Center/26th Floor
(313) 259-2600
NEW YORK, NY 10005-3794
100 Wall Street/21st Floor
(212) 344-1144

                                MICHIGAN OFFICES

ADRIAN 49221-2703                  GRAND BLANC 48439-5058             MT. CLEMENS 48043-8600
123 East Maumee Street             2240 East Hill Road/Suite A        7 North Main Street
(517) 263-8570                     (810) 694-2980                     Suite 108
                                                                      (810) 469-4930
ANN ARBOR 48104-2200               GRAND RAPIDS 49503-2373
301 East Liberty Street            300 Ottawa, N.W.                   PORT HURON 48059-4101
(313) 747-8040                     Suite 200                          3899 24th Avenue
                                   (616) 774-0141                     (810) 987-1500
AUBURN HILLS 48326-2563
2701 University Drive              GROSSE POINTE 48230-1559           SAGINAW 48602-3210
Suite 425                          16980 Kercheval                    3210 Davenport Avenue
(810) 475-1700                     (313) 886-1200                     (517) 792-2346

BATTLE CREEK 49017-3611            GROSSE POINTE WOODS                ST. JOSEPH 49085-1259
29 West Michigan Mall              48236-1821                         2900 South State Street
(616) 962-4034                     20155 Mack Avenue                  (616) 983-2587
                                   (313) 884-9600
BAY CITY 48708-5731                                                   SOUTHFIELD 48076-4241
723 Washington Avenue              HARBOR SPRINGS 49740-1532          26555 Evergreen Road
(517) 894-5757                     115 East Third Street              (810) 358-3290
                                   (616) 526-2193
BIRMINGHAM 48009-5301                                                 SOUTHGATE 48195-1300
280 North Woodward                 HOLLAND 49423-3546                 13219 Eureka Road
(810) 647-1400                     100 East Eighth Street             (313) 285-2000
                                   Suite 280
BLOOMFIELD HILLS 48304-2862        (616) 392-7986                     STERLING HEIGHTS 48313-1149
1533 North Woodward                                                   12900 Hall Road/Suite 100
Suite 150                          JACKSON 49201-1227                 (810) 726-5000
(810) 540-2787                     333 Louis Glick Hwy., West
                                   (517) 782-0405                     TRAVERSE CITY 49684-5552
COLDWATER 49036-1966                                                  10850 Traverse Highway
150 North Willowbrook Road         KALAMAZOO 49007-3923               (616) 947-2200
Suite 300                          259 East Michigan Avenue
(517) 278-7189                     (616) 382-2600                     TROY 48084-3510
                                                                      1719 West Big Beaver Road
DEARBORN 48124-1979                LAPEER 48446-3810                  (810) 643-9100
23400 Michigan Avenue              25 West Nepessing
(313) 277-0300                     (810) 664-0050                     WEST BLOOMFIELD 48322-2394
                                                                      6230 Orchard Lake Road
EAST LANSING 48823-2433            MIDLAND 48640-5189                 Suite 230
1427 West Saginaw                  200 East Main Street               (810) 855-2100
(517) 332-8000                     (517) 631-0620

FRANKENMUTH 48734-1532
108 West School Street
(517) 652-3251

        Customers of First of Michigan Corporation are protected by an excess SIPC policy underwritten by the Aetna Casualty and Surety Company. This policy provides $9.5 million of protection for customers' securities and is in excess of the $500,000 protection provided by the Securities Investor Protection Corporation. This affords our clients total coverage of $10 million for their securities, per account, of which $100,000 in cash coverage is provided by the Securities Investor Protection Corporation.

 LOGO

                                Exhibit Index


Exhibit Number                                         Description
--------------                                         -----------
       27.1                                      Financial Data Schedule
       27.2                                      Financial Data Schedule